                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

1345 Avenue of the Americas, 46th Floor, New York, NY                    10105
         (Address of principal executive offices)                     (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of Fiscal Year End: December 31

Date of Reporting Period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED):

   Consolidated Statement of Assets and Liabilities at June 30, 2006          2

   Consolidated Schedule of Investments at June 30, 2006                      3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Six Months Ended
      June 30, 2006 and Consolidated Financial Highlights for the Six
      Months Ended June 30, 2006, and the Years Ended December 31, 2005,
      2004 and 2003 and the Period from July 2, 2002 through
      December 31, 2002                                                       6

   Consolidated Statement of Cash Flows for the Six Months Ended
      June 30, 2006                                                           7

   Consolidated Statements of Changes in Net Assets for the Six Months
      Ended June 30, 2006 and the Year Ended December 31, 2005                8

   Notes to Consolidated Financial Statements                                 9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Fortress Investment Trust II

We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the consolidated schedule of investments, as of June 30, 2006, and the related consolidated statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2006. These interim consolidated financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim consolidated financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of changes in net assets for the year ended December 31, 2005, and financial highlights for each of the three years in the period ended December 31, 2005 and for the period from July 2, 2002 through December 31, 2002, and in our report dated February 28, 2006, we expressed an unqualified opinion on such consolidated statement of changes in net assets and financial highlights.

                                        /s/Ernst & Young

August 29, 2006
New York, New York

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
(DOLLAR AMOUNTS IN THOUSANDS)

                                                                   June 30, 2006
                                                                   -------------
ASSETS
   Investments in controlled affiliates, at fair value
      (cost $319,104)                                               $ 1,755,272
   Cash and cash equivalents                                             51,626
   Restricted cash                                                       18,777
   Due from affiliates                                                   28,442
   Other assets                                                           2,328
                                                                    -----------
                                                                      1,856,445
                                                                    -----------
LIABILITIES
   Short term credit facility                                            60,000
   Foreign currency hedge liability                                      22,390
   Interest payable                                                         343
   Due to affiliates                                                        807
   Other liabilities                                                      2,839
   Preferred equity (mandatorily redeemable)                                257
                                                                    -----------
                                                                         86,636
                                                                    -----------
Commitments and contingencies                                                --
                                                                    -----------
NET ASSETS (1,000,000 shares issued and outstanding)                $ 1,769,809
                                                                    ===========
NET ASSETS CONSISTS OF:
   Capital paid in                                                  $ 1,459,094
   Capital distributed                                               (1,103,063)
   Undistributed net investment income                                       --
   Undistributed net realized capital gain                                   --
   Accumulated net unrealized gain                                    1,413,778
                                                                    -----------
                                                                    $ 1,769,809
                                                                    ===========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

                                                                                              NUMBER OF    DIVIDENDS,
                                                                                               SHARES,     INTEREST &
                                 % OF                                                         PRINCIPAL/    REALIZED
                              CONTROLLED   COST (C)          NAME OF ISSUE OR NATURE           NOTIONAL     GAINS AND
                               AFFILIATE      (D)            OF INDEBTEDNESS HELD BY            AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)         OWNED      (000S)            CONTROLLED AFFILIATE              (000S)       (000S)        (000S)
------------------------      ----------   --------          -----------------------         -----------   ----------   -----------
FIT Capital Trading LLC           100%     $ 34,000   U.S. Government treasury securities;   $ 3,249,751    $ 7,197     $ 3,225,626
                                                      4.94%; sold July 2006

                                                      Repurchase agreements with Goldman     $(3,193,370)    (9,459)     (3,193,370)
                                                      Sachs & Co. and Deutsche Bank;
                                                      5.19%; repaid July 2006

                                                      Cash at custodial account              $     1,744         --           1,744

RESG Acquisition LLC             89.7%           --   Common Stock of RESG MIDL Corp.,                --        179           5,986
                                                      owner of debt and equity interests
                                                      in a portfolio of retail real estate

FIT HUD Acquisition LLC (f)       100%           --   One assisted living facility; sold              --         25              --
                                                      during 2005

FIT DVI LLC                       100%        4,355   Secured debt of DVI Receivables        $     6,029        523           5,719
                                                      Inc., a medical receivables company;
                                                      3.60%; due September 2010

FIT CFN Holdings LLC              100%        3,909   53.57% of Green Tree MH Investor LLC            --          9          88,252
                                                      and related manufactured home assets
                                                      of Green Tree Investment Holdings II
                                                      LLC.

                                            156,664   Note receivable from Green Tree MH     $   152,211      9,058         156,664
                                                      Investor LLC; 12.00%; due June 2013

                                                 --   53.57% of Green Tree HE/HI Investor             --          7          25,136
                                                      LLC and related home equity/home
                                                      improvement assets of Green Tree
                                                      Investment Holdings II LLC.

                                                 --   53.57% of Green Tree Residual                   --         --              --
                                                      Investor LLC.

                                              1,281   Note receivable from Green Tree        $     1,281         84           1,335
                                                      Residual Investor LLC; 15.75%; due
                                                      June 2009

                                              2,506   53.57% of Green Tree Investment                 --     27,844             902
                                                      Holdings III, LLC, an insurance
                                                      brokerage business

                                             63,046   Note receivable from Green Tree        $    60,964      4,232          63,046
                                                      Investment Holdings III, LLC;
                                                      14.00%; due June 2013

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

                                                                                           NUMBER OF    DIVIDENDS,
                                                                                            SHARES,     INTEREST &
                               % OF                                                        PRINCIPAL/    REALIZED
                            CONTROLLED   COST (C)          NAME OF ISSUE OR NATURE          NOTIONAL     GAINS AND
                             AFFILIATE      (D)            OF INDEBTEDNESS HELD BY           AMOUNT       LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)       OWNED      ($000S)            CONTROLLED AFFILIATE            ($000S)      ($000S)      ($000S)
------------------------    ----------   --------          -----------------------         ----------   ----------   ----------
FIT Holdings LLC               100%        17,221   Global Signal Inc., a provider of          4,706       31,094       217,977
                                                    telecommunication rental space,
                                                    common stock (f)

                                                    Brookdale Senior Living, Inc., an         33,228      217,980     1,486,621
                                                    owner and operator of senior living
                                                    facilities common stock (f)

                                                    Dividends receivable                    $ 11,630           --        11,630

                                                    Mapeley Limited, a British real            7,904       58,410       445,888
                                                    estate operating company, common
                                                    stock (g)

                                                    Restricted cash                               --          155            --

                                                    Margin loan payable; 3-month LIBOR +    $830,000         (675)     (824,658)
                                                    3.5% and due June 2007

                                                    Cash                                    $    249           --           249

FIT CCRC LLC                   100%           562   Factored accounts receivable            $  1,862          233           965

FIT CP Holdings LLC (e)        100%            --   GP units of Titan Energy Partners,            --        3,224            --
                                                    LP, a propane distribution company
                                                    (e)

                                                    Common units of Titan Energy                  --        5,657            --
                                                    Partners, LP (e)

                                                    Subordinated units of Titan Energy            --        5,657            --
                                                    Partners, LP (e)

FIT CP LLC (e)                 100%            --   Notes receivable; variable LIBOR +            --        1,268            --
                                                    4.50%; repaid 2006 (e)

FIT Aero Investments Ltd.      100%        35,560   100% of Aerofort Investments LLC and          --           --        35,560
                                                    100% of FIT AERO Iceland, LTD,
                                                    lessors of aircraft
                                         --------                                                        --------    ----------
   Total Investments (b)                 $319,104                                                        $362,702    $1,755,272
                                         ========                                                        ========    ==========

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $21.0 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,734.3 million (gross unrealized appreciation of $1,734.3 million and gross unrealized depreciation of $0.0 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) FIT II continues to maintain an investment in its controlled affiliate; however, the investment held by the controlled affiliate has been sold.

(f)  These securities serve as collateral for the margin loan (Note 4).

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited) (dollar amounts in thousands, except per share data)

                                                            Six Months
                                                              Ended
                                                          June 30, 2006
                                                          -------------
Income
   Dividends from controlled affiliates                     $ 66,060
   Interest income from controlled affiliates                 15,039
   Other income                                                2,089
                                                            --------
                                                              83,188
                                                            --------
Expenses
   Interest expense                                           11,292
   Advisory fees                                               1,458
   Compensation and benefits                                   2,948
   General and administrative expense                          1,271
                                                            --------
                                                              16,969
                                                            --------
Net investment income                                         66,219

Net realized gain from controlled affiliate investments      281,603
Net unrealized gain on controlled affiliate investments      192,855
Net realized (loss) from foreign exchange hedges              (5,174)
                                                            --------
Net gain on investments                                      469,284
                                                            --------
Net increase in net assets resulting from operations        $535,503
                                                            ========

FINANCIAL HIGHLIGHTS

                                                                                                Period from
                                             Six Months        Year Ended December 31,          July 2, 2002
                                               Ended       -------------------------------        through
                                           June 30, 2006      2005       2004       2003     December 31, 2002
                                           -------------   ---------   --------   --------   -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average
      net assets                                  1.6%*          2.0%       4.5%       9.9%         65.3%*
   Ratio of net investment income to
      average net assets                          6.1%*          9.6%       4.7%      32.4%          8.1%*
   Portfolio turnover rate***                     8.3%*         51.6%      44.1%      75.0%        886.4%*
   IRR since inception                           97.4%         104.1%      65.7%     107.4%         28.8%
   Total return                                  41.8%         151.4%      35.9%      75.1%          1.4%
Per share information:
   Net assets, beginning of period          $2,118.66      $  951.42   $ 334.42   $  68.15        $ 0.00
   Net investment income **                     66.22         128.63      28.38      67.21          0.92
   Net realized gain from controlled
      affiliate investments**                  281.60         218.58      19.04      84.22          0.00
   Net unrealized gain on controlled
      affiliate investments**                  192.86       1,047.79     171.63       1.51          0.00
   Net realized gain (loss) from foreign
      exchange hedges**                         (5.17)         26.77     (10.67)      0.00          0.00
                                            ---------      ---------   --------   --------        ------
   Net increase in net assets resulting
      from operations**                        535.51       1,421.77     208.38     152.94          0.92
   Contributions                                 1.46         385.45     668.32     336.63         67.23
   Distributions (includes tax return of
      capital distributions of $799.02,
      $395.24, $100.32, $85.24 and
      $0.00, respectively)                    (885.82)       (639.98)   (259.70)   (223.30)         0.00
                                            ---------      ---------   --------   --------        ------
   Net assets, end of period                $1,769.81      $2,118.66   $ 951.42   $ 334.42        $68.15
                                            =========      =========   ========   ========        ======

*    Annualized.

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                    Six Months Ended
                                                                      June 30, 2006
                                                                    ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                  $   535,503
Adjustments to reconcile net increase in net assets
   resulting from operations to net cash provided by
   operating activities:
   Net realized (gain)/loss from controlled affiliate investments        (281,603)
   Net realized (gain)/loss from foreign exchange hedges                    5,174
   Net unrealized (gain)/loss on controlled affiliate investments        (192,855)
   Investments in controlled affiliates                                   (90,642)
   Distributions from affiliates                                        1,041,850
   Change in:
      Restricted cash                                                     (18,777)
      Dividends from controlled affiliates                                  5,000
      Due from affiliates                                                 (21,969)
      Other assets                                                          1,687
      Interest payable                                                       (726)
      Due to affiliates                                                   (19,000)
      Other liabilities                                                    (4,042)
                                                                      -----------
Net cash provided by operating activities                                 959,600
                                                                      -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Repayments of margin loan                                             (228,299)
   Draws on short term credit facility                                     60,000
   Capital contributions                                                    1,458
   Capital distributions                                                 (885,816)
                                                                      -----------
Net cash used in financing activities                                  (1,052,657)
                                                                      -----------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                 (93,057)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                            144,683
                                                                      -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $    51,626
                                                                      ===========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                      $     9,728
                                                                      ===========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                       Six Months
                                                       Ended June       Year Ended
                                                        30, 2006    December 31, 2005
                                                       ----------   -----------------
Increase in net assets resulting from operations
   Net investment income                               $   66,219      $  128,631
   Net realized and unrealized gain/(loss) on
      controlled affiliate investments                    469,284       1,293,136
                                                       ----------      ----------
Net increase in net assets resulting from operations      535,503       1,421,767

Capital contributions                                       1,458         385,452
Capital distributions                                    (543,168)       (265,992)
Distributions from net investment income                  (66,219)       (128,631)
Distributions of realized gains                          (276,429)       (245,350)
                                                       ----------      ----------
Net increase (decrease) in net assets                    (348,855)      1,167,246

Net assets, beginning of period                         2,118,664         951,418
                                                       ----------      ----------
Net assets, end of period                              $1,769,809      $2,118,664
                                                       ==========      ==========
Undistributed net investment income                    $       --      $       --
                                                       ==========      ==========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

1.   ORGANIZATION

     Fortress Investment Trust II (together with its subsidiaries, "FIT II") was formed on July 2, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

     FUND II AND FABP

     Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). In September 2004, $215.9 million of Fund II's commitments, plus related management and administrative fees, were assigned to Fortress (GAGACQ) LLC ("Fortress GAGACQ", and together with Fund II, "Fund II Group"), while $9.1 million of FABP's commitments, plus related management and administrative fees, were assigned to FABP (GAGACQ) LP ("FABP GAGACQ", and together with FABP, "FABP Group"). Fortress GAGACQ and FABP GAGACQ are organized as Sister Companies to Fund II and FABP pursuant to their respective operating agreements. The Capital Commitment was available for all Fund II Group and FABP Group business, respectively, including new investments, over the three years ended December 30, 2005. Subsequent to that date, the Capital Commitment may only be drawn to fund management fees and operating expenses necessary to maintain the ongoing business of Fund II Group and FABP Group, respectively.

     The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to the Fund II Managing Member exceed its allocable amount. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II Group's and FABP Group's total committed capital. FABP, Fortress GAGACQ and FABP GAGACQ are managed by the Manager under substantially the same terms as Fund II and their operating agreements contain substantially the same terms as Fund II's, including the Incentive Return.

     During the six months ended June 30, 2006, Fund II Group called capital from 46 unaffiliated investors and an affiliate of the Manager for net proceeds of approximately $5.6 million. Of the capital received by Fund II Group, $1.1 million was allocated to Fortress GAGACQ and the balance was allocated to Fund II. Fund II invested such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $850.1 million to Fund II which was subsequently

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     distributed to investors, including $109.0 million to the Fund II Managing Member of which $97.8 million represented Incentive Return. As of June 30, 2006, Fund II Group had drawn, net of recallable capital distributions, $911.5 million (or 76.0%) of its committed capital.

     During the six months ended June 30, 2006, FABP Group called capital from one unaffiliated investor and an affiliate of the Manager for net proceeds of approximately $0.3 million. Of the capital received by FABP Group, $0.1 million was allocated to FABP GAGACQ and the balance was allocated to FABP. FABP invested such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $35.7 million to FABP which was subsequently distributed to investors, including $4.6 million paid to the FABP Managing Member of which $4.1 million represented Incentive Return. As of June 30, 2006, FABP Group had drawn, net of recallable capital distributions, $38.7 million (or 76.1%) of its committed capital.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FIT II reports its investments at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FIT II's investments were investment companies during the period. FIT II consolidates its operating subsidiary, Fortress Capital Finance II LLC ("FCF II"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FIT II also invests in the securities of companies located outside of the United States. FIT II's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to tax risks. If FIT II were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

     VALUATION OF ASSETS AND LIABILITIES - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees.
     Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FIT II does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FIT II may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such contracts have been presented together with the underlying hedged assets in the accompanying schedule of investments.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the six months ended June 30, 2006, FIT II declared and paid aggregate distributions of $885.8 million to Fund II and FABP.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

The tax character of these distributions is estimated as follows (in thousands):

                       Ordinary income          $ 48,718
                       Long-term capital gain     38,082
                       Return of capital         799,016
                                                --------
                                                $885,816
                                                ========

     The tax basis components of distributable earnings as of the tax year ended December 31, 2005 are as follows:

               Undistributed ordinary income           $       --
               Undistributed long-term capital gains           --
               Accumulated unrealized appreciation      1,269,750

     The difference between book basis and tax basis accumulated unrealized appreciation is generally due to non-taxable distributions by controlled affiliates of FIT II which were treated as income for book purposes. These distributions have reduced the tax basis of certain controlled affiliates to amounts lower than the book basis, which in turn increases the tax basis accumulated unrealized appreciation in comparison to book basis accumulated unrealized appreciation.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

     FIT II does not accrue interest on loans that are past due more than 90 days or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, those loans are considered to be nonperforming.

     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Restricted cash consists of cash held by counterparties as collateral for certain foreign currency exchange contracts. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing FIT II's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND II AND FABP

     The Manager is paid annual fees by Fund II Group and FABP Group in exchange for advising them on various aspects of their business, formulating their investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing their day-to-day operations. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on their behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreased to 0.75% of Invested Capital in September 2005 and decreases to 0.50% in September 2006. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each investor's capital commitment. The Manager's affiliate is not charged management or administrative fees for its investments in Fund II Group and FABP Group. The Management fee obligation of Fund II Group and

     FABP Group is reduced by the Advisory Fee (see below) paid by FIT II each year on a dollar for dollar basis.

     During the six months ended June 30, 2006, the Manager earned $5.9 million of management and administrative fees, including fees from both Fund II Group and FABP Group, and gross of advisory fees (see below).

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II Group and FABP Group the aggregate amount paid as Incentive Return exceeds the amount actually due (that is, amounts that should instead have been paid to Fund II Group's and FABP Group's investors) after taking into account the aggregate return to investors, the excess is required to be returned (that is "clawed back") to Fund II Group and FABP Group. From inception through June 30, 2006, approximately $158.2 million of Incentive Return was distributed, including Incentive Return payable from both Fund II Group and FABP Group, all of which is subject to clawback.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     FIT II

     Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. During the six months ended June 30, 2006, an Advisory Fee of $1.5 million was incurred. The Advisory Fee decreased to 0.75% in September 2005 and decreases to 0.50% in September 2006. The Advisor is an affiliate of the Manager.

     Certain employees and affiliates of FIT II, Fund II Group, FABP Group and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

     In 2003, an employee co-investment program was adopted whereby certain employees of the Manager and of FIT II's operating subsidiary had the opportunity to invest in Fund II Group and FABP Group by purchasing part of the Manager's investment. The purpose of the program is to align the interests of such employees with those of Fund II Group's and FABP Group's investors and to enable the Manager and FIT II's operating subsidiary to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FIT II, Fund II Group and FABP Group. The Manager has set aside $9.5 million of its commitment to Fund II Group and FABP Group for this program.

     FIT II is party to an agreement (the "Expense Allocation Agreement") between FIT II and other investment vehicles managed by the Manager (the "Managed Funds") whereby the operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined. Included in Due From Affiliates is $6.4 million receivable from the operating subsidiaries of the other Managed Funds as a result of this allocation and in Due To Affiliates is $0.8 million payable to the operating subsidiaries of the other Managed Funds as a result of this allocation. Also included in Due From Affiliates is $0.1 million receivable from the Manager related to expense allocations.

     Due From Affiliates also includes $21.3 million due from Fortress GAGACQ and FABP GAGACQ relating to the settlement of foreign exchange contracts received by FIT II on their behalf, net of deal costs paid by FIT II on their behalf. Also included in Due From Affiliates is $0.6 million due from controlled affiliates related to operating expenses.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

4.   DEBT, COMMITMENTS AND CONTINGENCIES

     MARGIN LOAN - In December 2005, FIT II entered into a margin loan agreement with Deutsche Bank AG, whereby Deutsche Bank AG advanced $228.3 million to FIT II against the value of the 7.9 million shares of Mapeley Limited and
     4.7 million shares of Global Signal Inc. that were owned by two of FIT II's controlled affiliates. FIT II's ownership interest in such affiliates provided additional security for the loan. The loan bore interest at LIBOR plus 2.85% (approximately 8.13% at June 28, 2006) and was repaid on June 28, 2006. During the six months ended June 30, 2006, the average balance outstanding was approximately $228.3 million or $228.30 per share and the average interest rate paid was approximately 7.62% before the inclusion of unused commitment and other fees, 9.65% after inclusion of such fees.

     In June 2006, FIT II contributed its interest in the above mentioned affiliates, its interest in another affiliate which held 13.2 million shares of Brookdale Senior Living Inc., and 20.0 million shares of Brookdale Senior Living Inc. which it held directly to FIT Holdings LLC. FIT Holdings LLC then pledged 7.9 million shares of Mapeley Limited, 4.7 million shares of Global Signal Inc., and 33.2 million shares of Brookdale Senior Living Inc. as collateral for a new $830 million margin loan from Deutsche Bank AG. The $830.0 million of loan proceeds, net of loan costs, was distributed to FIT II and $228.3 million was used to repay the prior margin loan, $564.3 million was distributed to FIF II and FABP LP for further distribution to investors and the remainder was used to provide general liquidity. The loan bears interest at three month LIBOR + 3.50% (approximately 9.00% at June 30, 2006) and matures in June 2007. From the date of the loan to June 30, 2006, the average balance outstanding was approximately $830.0 million or $830.00 per share and the average interest rate paid was approximately 9.00% before the inclusion of unused commitment and other fees, 10.13% after inclusion of such fees. FIT Holdings LLC believes that for similar financial instruments with comparable credit risks, its effective rate approximates a market rate. Accordingly, the carrying amount outstanding is believed to approximate fair value.

     SHORT TERM NOTES - On June 2, 2006, FIT II executed a short term note in favor of Bank of America in the amount of $60.0 million. The note, which was secured by the Capital Commitment, bears interest at 6.71% and was repaid in July 2006. From the date of the loan to June 30, 2006, the average balance outstanding was approximately $60.0 million or $60.0 per share. The average interest rate paid was 6.71% before the inclusion of fees, 7.74% after inclusion of such fees.

     GUARANTEE OF SUBSIDIARY'S OBLIGATIONS - As part of the sale of Simon Storage Group Ltd., Fortress Cayman Partners Ltd, along with Patron Capital, its joint venture partner, provided certain basic warranties to the purchaser. These warranties were in respect of certain corporate level risks and included an assurance that no material information had been withheld. The warranty, which expires in October 2006, is for L12 million and is jointly and severally guaranteed by FIT II and Patron Capital. To date, FIT II has not received any claims against such guarantee and expects the risk of loss to be remote. Utilizing the methodology in FIN 45, an estimate of the value of such agreement at June 30, 2006 is deminimus and, therefore, an accrual has not been made in the financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     Included in these warranties and subject to the total of L12 million for all warranties is a tax indemnity in the amount of L1.5 million that is backed by two letters of credit, one provided by FIT II, the other by Patron Capital, each in the amount of L1.5 million. The indemnity is intended to protect the purchaser in the event Her Majesty's Revenue and Customs ("HMRC," the UK taxing authority) successfully challenges the tax structure employed by FIT II and Patron Capital. The warranty is tied to the 2003-2005 tax years and expires over the following schedule:

     Up to January 15, 2006   L1,500,000
     Up to January 15, 2007   L1,180,000
     Up to January 15, 2008   L  583,000
     After January 15, 2008   None

In each case, the indemnity will continue if a claim is made before the relevant date. HMRC served notice to the purchaser that they intend to inquire into the related tax return for the period ended December 31, 2003, therefore the portion of the warranty originally set to expire in January 2006 has been extended pending resolution. While the outcome of this inquiry is uncertain at this time, we believe that the tax positions taken with regard to this investment are defensible and the risk of loss from this indemnity is remote, therefore, an accrual has not been made in the financial statements.

FORTRESS INVESTMENT TRUST II
Supplemental Information (Unaudited)

I. Board of Trustee Information

Aggregate remuneration paid by Fortress Investment Trust II (the "Registrant") during the period January 1 to June 30, 2006 to all trustees equals $138,375.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the percentage of portfolio holdings of the Registrant as of June 30, 2006, by industry based on the fair value of each investment:

Senior Living                     51.5%
Loan Servicing and Investment     15.5%
Real Property and Real Property
   Companies                      17.4%
Telecommunications                 7.8%
Insurance Brokerage                3.6%
Aircraft Leasing                   2.0%
Government Securities              1.9%
Medical Receivables                0.3%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2006

By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2006